Emissions Liabilities - Disclosure of Quantity of Emissions Rights Allocated Free of Charge (Detail)	Dec. 31, 2025 CO2 [1]
Disclosure of quantity of emissions rights allocated free of charge [Line Items]
Emissions rights allocated free of charge	8,089,916
Quantities allocated in 2021 [member]
Disclosure of quantity of emissions rights allocated free of charge [Line Items]
Emissions rights allocated free of charge	1,385,433
Quantities Allocated in 2022 [Member]
Disclosure of quantity of emissions rights allocated free of charge [Line Items]
Emissions rights allocated free of charge	1,602,751
Quantities Allocated in 2023 [Member]
Disclosure of quantity of emissions rights allocated free of charge [Line Items]
Emissions rights allocated free of charge	1,736,918
Quantities Allocated in 2024 [Member]
Disclosure of quantity of emissions rights allocated free of charge [Line Items]
Emissions rights allocated free of charge	1,766,850
Quantities Allocated in 2025 [Member]
Disclosure of quantity of emissions rights allocated free of charge [Line Items]
Emissions rights allocated free of charge	1,597,964

[1]	Finalized changes in allocated quantities, including additional allocations, cancellations and other adjustments, have been reflected.